ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2013
ACCOUNTS RECEIVABLE
Schedule of accounts receivable

	2012	2013
	RMB	RMB
Accounts receivable	55,948	66,155
Less: Allowance for doubtful accounts	(3,260)	(3,347)

	52,688	62,808

Schedule of movement of allowance for doubtful accounts

	2011	2012	2013
	RMB	RMB	RMB
Balance at beginning of period	1,965	2,022	3,260
Additions	801	1,575	789
Write-offs	(744)	(337)	(702)

Balance at end of period	2,022	3,260	3,347